Schedule of Investments (unaudited) June 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	348,744	$7,128,947

Austria — 0.1%
Erste Group Bank AG(a)	50,129	1,179,535
OMV AG	23,264	777,598

		1,957,133

Belgium — 1.5%
Ageas SA/NV	29,894	1,058,970
Anheuser-Busch InBev SA/NV	140,426	6,918,364
Galapagos NV(a)	8,513	1,673,719
Groupe Bruxelles Lambert SA	13,137	1,101,890
KBC Group NV	56,690	3,251,061
Proximus SADP	26,245	534,714
Solvay SA	11,786	943,300
UCB SA	20,814	2,410,194
Umicore SA	33,529	1,578,251

		19,470,463

Denmark — 3.4%
AP Moller — Maersk A/S, Class A	538	583,730
AP Moller — Maersk A/S, Class B, NVS	1,086	1,264,718
Carlsberg A/S, Class B	16,916	2,234,581
Chr Hansen Holding A/S	17,303	1,783,505
Coloplast A/S, Class B	19,280	2,986,737
Danske Bank A/S(a)	114,358	1,521,338
DSV PANALPINA A/S	33,228	4,054,888
Genmab A/S(a)	10,742	3,593,644
Novo Nordisk A/S, Class B	267,876	17,333,758
Novozymes A/S, Class B	33,996	1,964,672
Orsted A/S(b)	27,937	3,222,294
Pandora A/S	16,843	914,494
Vestas Wind Systems A/S	33,191	3,378,145

		44,836,504

Finland — 2.0%
Elisa OYJ	25,047	1,523,042
Fortum OYJ	72,748	1,381,255
Kone OYJ, Class B	67,364	4,631,898
Metso OYJ	21,478	703,668
Neste OYJ	72,371	2,829,478
Nokia OYJ	935,804	4,087,001
Nordea Bank Abp(a)	533,355	3,681,587
Sampo OYJ, Class A	81,227	2,793,466
Stora Enso OYJ, Class R	102,922	1,228,795
UPM-Kymmene OYJ	89,055	2,572,569
Wartsila OYJ Abp	82,066	678,205

		26,110,964

France — 16.6%
Accor SA(a)	30,182	820,693
Aeroports de Paris	5,646	579,595
Air Liquide SA	78,024	11,252,033
Airbus SE(a)	101,554	7,245,115
Alstom SA	32,096	1,492,773
Arkema SA	11,562	1,105,616
Atos SE(a)	16,325	1,391,659
AXA SA	322,263	6,736,608
BNP Paribas SA(a)	190,775	7,578,693
Bouygues SA(a)	41,871	1,430,104
Bureau Veritas SA(a)	46,205	974,591
Capgemini SE	26,070	2,985,149

Security	Shares	Value

France (continued)
Carrefour SA	93,357	$1,442,266
Cie. de Saint-Gobain(a)	91,463	3,292,390
Cie. Generale des Etablissements Michelin SCA	30,179	3,129,915
Credit Agricole SA(a)	206,085	1,950,782
Danone SA	106,774	7,382,473
Dassault Systemes SE	22,560	3,891,957
Edenred	40,018	1,749,756
Eiffage SA(a)	13,550	1,238,801
Electricite de France SA	73,497	677,720
Engie SA(a)	306,705	3,789,233
EssilorLuxottica SA(a)	48,315	6,199,776
Gecina SA	9,221	1,139,222
Hermes International	5,805	4,849,491
Kering SA	12,392	6,739,828
Klepierre SA	35,166	700,474
Legrand SA	44,325	3,366,369
L’Oreal SA(a)	40,954	13,141,482
LVMH Moet Hennessy Louis Vuitton SE	44,728	19,617,257
Orange SA	314,799	3,763,715
Pernod Ricard SA	36,195	5,693,371
Peugeot SA(a)	93,975	1,528,335
Publicis Groupe SA	36,127	1,168,996
Renault SA(a)	34,663	879,079
Safran SA(a)	54,541	5,465,414
Sanofi	190,374	19,382,653
Schneider Electric SE	92,127	10,231,355
SCOR SE(a)	27,469	752,784
SES SA	64,059	437,443
Societe Generale SA(a)	132,975	2,210,393
Sodexo SA	13,762	930,499
STMicroelectronics NV , New	110,021	2,992,868
Suez SA	70,868	830,578
Teleperformance	9,728	2,468,184
Thales SA	16,913	1,365,421
TOTAL SA	410,454	15,662,523
Ubisoft Entertainment SA(a)	15,502	1,277,973
Unibail-Rodamco-Westfield(c)	23,152	1,304,319
Valeo SA	39,966	1,048,579
Veolia Environnement SA	94,061	2,115,005
Vinci SA	84,704	7,801,095
Vivendi SA	134,069	3,439,238

		220,641,641

Germany — 13.6%
adidas AG(a)	30,631	8,036,589
Allianz SE, Registered	69,188	14,124,298
Aroundtown SA(a)	198,998	1,139,426
BASF SE	151,921	8,511,028
Bayer AG, Registered	162,822	12,031,250
Bayerische Motoren Werke AG	53,046	3,385,257
Beiersdorf AG	16,409	1,863,250
Brenntag AG	25,840	1,357,368
Commerzbank AG(a)	164,022	730,806
Continental AG(a)	18,081	1,770,017
Covestro AG(a)(b)	28,339	1,077,410
Daimler AG, Registered(c)	147,961	6,006,663
Delivery Hero SE(a)(b)	23,099	2,359,834
Deutsche Bank AG, Registered(a)	340,170	3,233,772
Deutsche Boerse AG	31,642	5,723,510
Deutsche Lufthansa AG, Registered(a)	39,587	397,580
Deutsche Post AG, Registered	160,774	5,877,662

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	539,513	$9,055,983
Deutsche Wohnen SE	59,698	2,678,640
E.ON SE	361,541	4,066,739
Fresenius Medical Care AG & Co. KGaA	35,433	3,036,479
Fresenius SE & Co. KGaA	68,531	3,395,943
GEA Group AG	27,553	871,134
Hannover Rueck SE	9,940	1,712,575
HeidelbergCement AG	24,462	1,306,137
Henkel AG & Co. KGaA	16,825	1,401,212
Infineon Technologies AG	216,854	5,084,306
LANXESS AG	13,977	737,191
LEG Immobilien AG	11,270	1,430,343
Merck KGaA	21,402	2,483,090
MTU Aero Engines AG(a)	8,701	1,506,435
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,264	6,046,242
QIAGEN NV(a)	36,994	1,593,020
RWE AG	96,125	3,358,723
SAP SE	179,519	25,066,240
Siemens AG, Registered	133,965	15,762,482
Symrise AG	21,248	2,469,996
thyssenkrupp AG(a)(c)	67,578	479,234
TUI AG(c)	74,506	350,655
United Internet AG, Registered(d)	19,352	819,634
Volkswagen AG	5,536	891,005
Vonovia SE	90,047	5,520,019
Zalando SE(a)(b)	22,045	1,554,423

		180,303,600

Ireland — 1.1%
CRH PLC	131,726	4,512,416
Flutter Entertainment PLC(a)	23,137	3,040,400
Kerry Group PLC, Class A	25,367	3,142,551
Kingspan Group PLC	25,590	1,648,320
Ryanair Holdings PLC, ADR(a)(c)	15,732	1,043,661
Smurfit Kappa Group PLC	39,464	1,319,082

		14,706,430

Italy — 3.1%
Assicurazioni Generali SpA	202,488	3,063,407
Atlantia SpA(a)	78,715	1,264,245
CNH Industrial NV(a)	165,343	1,156,571
Enel SpA	1,278,436	11,024,652
Eni SpA	423,780	4,040,973
Ferrari NV	21,153	3,607,651
Intesa Sanpaolo SpA(a)	2,604,193	4,982,859
Leonardo SpA	64,623	428,230
Mediobanca Banca di Credito Finanziario SpA	116,943	839,292
Moncler SpA(a)	31,644	1,209,814
Prysmian SpA	44,802	1,037,585
Snam SpA	363,524	1,769,537
Telecom Italia SpA/Milano	1,812,914	712,050
Tenaris SA	78,468	506,579
Terna Rete Elettrica Nazionale SpA	233,773	1,606,355
UniCredit SpA(a)	346,707	3,188,440

		40,438,240

Netherlands — 7.1%
ABN AMRO Bank NV, CVA(b)	68,921	593,415
Adyen NV(a)(b)	4,035	5,871,090
Aegon NV	233,713	696,399
Akzo Nobel NV	32,042	2,869,681

Security	Shares	Value

Netherlands (continued)
ArcelorMittal SA(a)	119,884	$1,261,649
Argenx SE(a)	7,806	1,738,557
ASML Holding NV	70,683	25,951,811
EXOR NV	16,244	927,548
Heineken Holding NV	16,215	1,326,735
Heineken NV	39,352	3,626,904
ING Groep NV	646,836	4,502,809
Just Eat Takeaway.com NV(a)(b)	18,025	1,877,906
Koninklijke Ahold Delhaize NV	183,969	5,012,717
Koninklijke DSM NV	30,344	4,198,763
Koninklijke KPN NV	593,000	1,571,826
Koninklijke Philips NV(a)	148,915	6,944,381
NN Group NV	45,205	1,518,083
Prosus NV(a)	70,386	6,540,931
Randstad NV	20,908	931,329
Unilever NV	242,178	12,852,105
Wolters Kluwer NV	45,288	3,536,150

		94,350,789

Norway — 0.8%
DNB ASA	151,340	1,993,917
Equinor ASA	182,576	2,585,247
Mowi ASA	74,810	1,416,404
Norsk Hydro ASA(a)	232,889	641,428
Orkla ASA	130,728	1,142,362
Telenor ASA	105,696	1,534,986
Yara International ASA	29,243	1,012,153

		10,326,497

Portugal — 0.2%
EDP — Energias de Portugal SA	425,029	2,028,828
Galp Energia SGPS SA	75,446	872,369

		2,901,197

Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	45,679	1,151,270
Aena SME SA(a)(b)	12,247	1,632,744
Amadeus IT Group SA	74,807	3,896,824
Banco Bilbao Vizcaya Argentaria SA	1,115,047	3,837,247
Banco Santander SA(a)	2,769,074	6,762,881
CaixaBank SA	597,547	1,275,492
Cellnex Telecom SA(b)	44,242	2,695,208
Enagas SA	40,348	985,642
Endesa SA	53,145	1,308,998
Ferrovial SA	78,530	2,090,363
Grifols SA	49,217	1,494,166
Iberdrola SA	1,007,349	11,676,090
Industria de Diseno Textil SA	174,744	4,625,936
International Consolidated Airlines Group SA	165,967	455,663
Naturgy Energy Group SA	56,257	1,046,660
Red Electrica Corp. SA	72,128	1,345,180
Repsol SA	235,838	2,062,367
Telefonica SA	762,969	3,639,376

		51,982,107

Sweden — 4.4%
Alfa Laval AB(a)	50,371	1,105,100
Assa Abloy AB, Class B	165,751	3,370,474
Atlas Copco AB, Class A	107,698	4,561,471
Atlas Copco AB, Class B	63,753	2,358,067
Boliden AB	45,433	1,033,826
Electrolux AB, Series B	43,209	722,573
Epiroc AB, Class A	105,639	1,316,427

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class B	65,144	$796,763
Essity AB, Class B(a)	101,309	3,274,153
Hennes & Mauritz AB, Class B(c)	130,036	1,884,246
Hexagon AB, Class B(a)	45,940	2,682,441
Industrivarden AB, Class A(a)	25,805	585,530
Industrivarden AB, Class C(a)	28,017	634,819
Investor AB, Class B	75,326	3,975,441
Kinnevik AB, Class B	40,526	1,066,148
Nibe Industrier AB, Class B(a)	60,520	1,337,505
Sandvik AB(a)	184,836	3,454,026
Securitas AB, Class B(a)	53,533	721,404
Skandinaviska Enskilda Banken AB, Class A(a)	268,356	2,324,476
Skanska AB, Class B(a)	59,240	1,204,938
SKF AB, Class B	59,593	1,107,536
Svenska Cellulosa AB SCA, Class B(a)	100,456	1,194,692
Svenska Handelsbanken AB, Class A(a)	248,140	2,355,514
Swedbank AB, Class A(a)	155,306	1,990,365
Swedish Match AB	26,934	1,893,575
Tele2 AB, Class B	83,318	1,104,897
Telefonaktiebolaget LM Ericsson, Class B	432,338	3,998,244
Telia Co. AB	425,556	1,589,557
Volvo AB, Class B(a)	274,317	4,295,841

		57,940,049

Switzerland — 17.2%
ABB Ltd., Registered	319,845	7,199,930
Adecco Group AG, Registered	26,527	1,244,674
Alcon Inc.(a)	81,063	4,650,504
Baloise Holding AG, Registered	8,269	1,240,066
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	179	1,473,484
Chocoladefabriken Lindt & Spruengli AG, Registered	18	1,546,304
Cie. Financiere Richemont SA, Registered	86,775	5,534,991
Clariant AG, Registered(a)	41,336	811,844
Credit Suisse Group AG, Registered	405,961	4,197,779
Geberit AG, Registered	6,112	3,058,741
Givaudan SA, Registered	1,326	4,937,078
Julius Baer Group Ltd.	37,416	1,565,663
Kuehne + Nagel International AG, Registered(a)	8,529	1,416,774
LafargeHolcim Ltd., Registered	80,452	3,524,418
Logitech International SA, Registered	29,339	1,915,372
Lonza Group AG, Registered	12,349	6,518,885
Nestle SA, Registered	494,178	54,625,301
Novartis AG, Registered	409,667	35,633,744
Partners Group Holding AG	3,113	2,823,400
Roche Holding AG, Bearer	4,557	1,563,005
Roche Holding AG, NVS	116,664	40,427,022
Schindler Holding AG, Participation Certificates, NVS	6,588	1,550,445
Schindler Holding AG, Registered	3,241	763,433
SGS SA, Registered	854	2,086,444
Sika AG, Registered	23,465	4,515,691
Sonova Holding AG, Registered	8,975	1,791,590
Straumann Holding AG, Registered	1,841	1,581,525
Swatch Group AG (The), Bearer	4,822	962,314
Swatch Group AG (The), Registered	8,811	344,610
Swiss Life Holding AG, Registered	5,608	2,077,366
Swiss Prime Site AG, Registered	12,796	1,182,977
Swiss Re AG	48,994	3,777,639
Swisscom AG, Registered	4,171	2,182,892
Temenos AG, Registered	10,931	1,697,532
UBS Group AG, Registered	634,410	7,301,188

Security	Shares	Value

Switzerland (continued)
Vifor Pharma AG	7,045	$1,059,854
Zurich Insurance Group AG	25,024	8,825,941

		227,610,420

United Kingdom — 22.8%
3i Group PLC	162,052	1,667,128
Admiral Group PLC	42,197	1,198,667
Anglo American PLC	226,352	5,228,350
Ashtead Group PLC	75,490	2,536,161
Associated British Foods PLC	59,651	1,411,447
AstraZeneca PLC	217,827	22,664,884
Aviva PLC	642,068	2,170,577
BAE Systems PLC	533,989	3,189,459
Barclays PLC	2,700,335	3,817,664
Barratt Developments PLC	167,717	1,027,660
Berkeley Group Holdings PLC	21,648	1,114,066
BP PLC	3,354,882	12,734,344
British American Tobacco PLC	381,493	14,633,774
British Land Co. PLC (The)	156,720	748,238
BT Group PLC	1,468,805	2,069,844
Bunzl PLC	55,841	1,494,479
Burberry Group PLC	65,236	1,289,287
Carnival PLC	31,325	381,556
Centrica PLC	949,777	452,284
Compass Group PLC	295,845	4,064,874
Croda International PLC	22,189	1,441,024
DCC PLC	17,068	1,419,305
Diageo PLC	388,227	12,862,982
Direct Line Insurance Group PLC	229,622	768,884
DS Smith PLC	228,290	925,771
easyJet PLC	43,690	367,087
Experian PLC	151,760	5,286,041
Ferguson PLC	38,098	3,112,527
Fiat Chrysler Automobiles NV(a)	184,025	1,848,615
GlaxoSmithKline PLC	828,588	16,755,574
Glencore PLC	1,815,853	3,841,610
GVC Holdings PLC	96,445	882,555
Halma PLC	61,450	1,748,614
Hargreaves Lansdown PLC	45,639	918,337
HSBC Holdings PLC	3,425,201	16,023,035
IMI PLC	46,256	527,245
Imperial Brands PLC	157,744	2,998,669
Informa PLC	252,026	1,464,842
InterContinental Hotels Group PLC	31,498	1,388,239
Intertek Group PLC	26,970	1,812,834
ITV PLC	604,621	557,912
J Sainsbury PLC	282,838	729,354
Johnson Matthey PLC	33,284	862,818
Kingfisher PLC	358,905	979,167
Land Securities Group PLC	126,630	865,247
Legal & General Group PLC	990,569	2,703,700
Lloyds Banking Group PLC	11,650,231	4,487,651
London Stock Exchange Group PLC	52,209	5,391,702
M&G PLC	433,358	897,159
Marks & Spencer Group PLC	326,691	399,623
Melrose Industries PLC	800,231	1,127,193
Mondi PLC	81,287	1,517,120
National Grid PLC	624,666	7,635,018
Next PLC	22,461	1,358,223
Ocado Group PLC(a)(c)	96,700	2,423,107
Pearson PLC	121,249	862,637

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC(a)	51,920	$1,466,524
Prudential PLC	430,879	6,487,225
Reckitt Benckiser Group PLC	121,988	11,202,138
RELX PLC	329,017	7,602,178
Rentokil Initial PLC	306,640	1,930,796
Rio Tinto PLC	162,646	9,141,921
Rolls-Royce Holdings PLC	319,487	1,126,640
Royal Bank of Scotland Group PLC	771,716	1,159,496
Royal Dutch Shell PLC, Class A	681,029	10,829,846
Royal Dutch Shell PLC, Class B	615,429	9,307,595
RSA Insurance Group PLC	167,298	847,112
Sage Group PLC (The)	187,340	1,555,065
Schroders PLC	20,998	765,122
Segro PLC	180,105	1,991,714
Severn Trent PLC	40,101	1,228,315
Smith & Nephew PLC	149,356	2,778,315
Smiths Group PLC	65,612	1,144,712
Spirax-Sarco Engineering PLC	12,126	1,494,693
SSE PLC	172,474	2,907,872
St. James’s Place PLC	88,228	1,038,691
Standard Chartered PLC	440,826	2,397,158
Standard Life Aberdeen PLC	386,303	1,277,298
Tate & Lyle PLC	77,938	642,900
Taylor Wimpey PLC	543,196	957,093
Tesco PLC	1,618,506	4,561,605
Travis Perkins PLC	41,862	582,162
Unilever PLC	193,346	10,404,027
United Utilities Group PLC	113,907	1,281,048
Vodafone Group PLC	4,464,852	7,108,915
Weir Group PLC (The)	43,327	569,343
Whitbread PLC(a)	33,066	907,829
Wm Morrison Supermarkets PLC	392,946	925,167
WPP PLC	202,307	1,576,815

		302,283,494

Total Common Stocks — 98.3% (Cost: $1,625,241,515)		1,302,988,475

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	9,322	452,095
Henkel AG & Co. KGaA, Preference Shares, NVS	29,805	2,774,448
Porsche Automobil Holding SE, Preference Shares, NVS	25,598	1,470,870
Sartorius AG, Preference Shares, NVS	5,658	1,859,410

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	30,315	$4,594,477

		11,151,300

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,005,663	389,681

Total Preferred Stocks — 0.9% (Cost: $17,634,380)		11,540,981

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 07/10/20)(a)	45,679	71,236
Repsol SA, (Expires 07/09/20)(a)	242,446	117,989
Telefonica SA, (Expires 07/06/20)(a)	762,969	150,048

		339,273

Total Rights — 0.0% (Cost: $370,963)		339,273

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(e)(f)(g)	13,499,527	13,517,076
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(e)(f)	589,000	589,000

		14,106,076

Total Short-Term Investments — 1.1% (Cost: $14,088,967)		14,106,076

Total Investments in Securities — 100.3% (Cost: $1,657,335,825)		1,328,974,805

Other Assets, Less Liabilities — (0.3)%		(3,404,952)

Net Assets — 100.0%		$1,325,569,853

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,035,299	4,464,228	13,499,527	$13,517,076	$68,897	(b)	$399		$17,208
BlackRock Cash Funds: Treasury, SL Agency Shares	619,000	(30,000)	589,000	589,000	359		—		—

				$14,106,076	$69,256		$399		$17,208

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	185	09/18/20	$6,697	$34,379
FTSE 100 Index	50	09/18/20	3,798	(42,862)

				$(8,483)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,302,988,475	$—	$—	$1,302,988,475
Preferred Stocks	11,540,981	—	—	11,540,981
Rights	339,273	—	—	339,273
Money Market Funds	14,106,076	—	—	14,106,076

	$1,328,974,805	$—	$—	$1,328,974,805

Derivative financial instruments(a)
Assets
Futures Contracts	$34,379	$—	$—	$34,379
Liabilities
Futures Contracts	(42,862)	—	—	(42,862)

	$(8,483)	$—	$—	$(8,483)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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